Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of products and services [abstract]
Sales	$ 1,741,693	$ 1,576,037	[1]	$ 1,316,590	[1]
Silicon Metal Product Line [Member]
Disclosure of products and services [abstract]
Sales	739,618	751,508		592,458
Manganese Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	363,644	223,451		260,371
Ferrosilicon Product Line [Member]
Disclosure of products and services [abstract]
Sales	266,862	242,788		228,830
Other Silicon Based Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	188,183	173,901		105,702
Silica Fume Product Line [Member]
Disclosure of products and services [abstract]
Sales	36,338	37,480		29,660
Other Product Lines [Member]
Disclosure of products and services [abstract]
Sales	$ 147,048	$ 146,909		$ 99,569

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.